Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Advances to affiliates	$ 8,538	$ 7,300
Current portion of derivative assets	3,054	1,078
Derivative Instruments and Hedges, Noncurrent	12,878	6,172
Accrued liabilities	(123,713)	(45,757)
Current portion of derivative liabilities	(64,329)	(79,139)
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable, net	156
Advances to affiliates		0
Current portion of derivative assets	874	108
Derivative Instruments and Hedges, Noncurrent	5,666	1,130
Accrued liabilities	(3,456)	(4,101)
Current portion of derivative liabilities	(22,045)	(34,614)
Derivative liabilities	(28,250)	(35,629)
Interest rate swaption agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates		0
Current portion of derivative assets		0
Derivative Instruments and Hedges, Noncurrent		0
Accrued liabilities		0
Current portion of derivative liabilities		(2)
Derivative liabilities		0
Cross-currency swap agreements
Derivatives, Fair Value [Line Items]
Advances to affiliates	0	0
Current portion of derivative assets	0	0
Derivative Instruments and Hedges, Noncurrent	7,212	5,042
Accrued liabilities	(645)	(810)
Current portion of derivative liabilities	(42,284)	(44,523)
Derivative liabilities	(8,809)	(10,168)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Advances to affiliates	150	678
Current portion of derivative assets	2,180	970
Derivative Instruments and Hedges, Noncurrent	0	0
Accrued liabilities	0	0
Current portion of derivative liabilities	0	0
Derivative liabilities	0	0
Derivative
Derivatives, Fair Value [Line Items]
Advances to affiliates	306	678
Current portion of derivative assets	3,054	1,078
Derivative Instruments and Hedges, Noncurrent	12,878	6,172
Accrued liabilities	(4,101)	(4,911)
Current portion of derivative liabilities	(64,329)	(79,139)
Derivative liabilities	$ (37,059)	$ (45,797)